Share-based Payments (Tables)	6 Months Ended
Sep. 30, 2022
Disclosure Of Share-based Payments [Abstract]
Disclosure of indirect measurement of fair value of restricted shares granted during period

Grant date	14/9/2022	14/9/2022	14/9/2022	14/9/2022
Vesting date	28/8/2023	28/8/2024	28/8/2025	28/8/2026
Share price at grant date (USD)	4.83	4.83	4.83	4.83
Number of shares	191,000	191,000	191,000	191,000
Risk free interest rate	4.2%	4.2%	4.0%	3.9%
Fair value per share (USD)	3.91	3.75	3.61	3.49
The model inputs
were the share price at grant date and the risk free interest rate as stipulated in the table below. No dividend payments were considered in the fair value.

	RSA 2020 NED			RSA 2020				RSAe 2021
Grant date	23/10/2020	23/10/2020	23/10/2020	23/10/2020	23/10/2020	23/10/2020	23/10/2020	12/10/2021	12/10/2021
Vesting date	5/3/2022	5/9/2022	5/9/2023	5/3/2022	5/9/2022	5/9/2023	5/9/2024	5/9/2022	5/9/2023
Share price at grant date (USD)	8.64	8.64	8.64	8.64	8.64	8.64	8.64	6.60	6.60
Risk free interest rate	0.14%	0.17%	0.22%	0.14%	0.17%	0.23%	0.31%	0.10%	0.21%
Fair value per share (USD)	8.62	8.61	8.58	7.28	7.27	7.25	7.21	6.59	6.57

	RSA 2021				RSA 2022
Grant date	12/10/2021	12/10/2021	12/10/2021	12/10/2021	14/9/2022	14/9/2022	14/9/2022	14/9/2022
Vesting date	5/9/2022	5/9/2023	5/9/2024	5/9/2025	28/8/2023	28/8/2024	28/8/2025	28/8/2026
Share price at grant date (USD)	6.60	6.60	6.60	6.60	4.83	4.83	4.83	4.83
Risk free interest rate	0.10%	0.21%	0.40%	0.62%	4.23%	4.21%	4.03%	3.90%
Fair value per share (USD)	5.47	5.46	5.42	5.35	3.91	3.75	3.61	3.49

Disclosure of number and reconciliation of restricted shares

Number of shares
RSA plan	Vested in September, 2022			To vest in the future			Total
	Unconditional	Conditional	Total	Unconditional	Conditional	Total
RSA 2020	13,379	—	13,379	13,380	13,378	26,758	40,137
RSA 2021	7,132	3,566	10,698	21,396	21,393	42,789	53,487
RSAe 2021	41,838	—	41,838	62,757	—	62,757	104,595
Total	62,349	3,566	65,915	97,533	34,771	132,304	198,219
The following tables shows the RSAs granted and outstanding at the beginning and end of each of the three and six months ended September 30, 2022:

Number of shares (thousands)	Six months ended September 30
	2022	2021
As of April 1	1,674	475
Granted during the period	962	—
Vested and released during the period	(414)	—
Forfeited during the period	(72)	—
Changes due to leavers and non-market conditions	—	(31)
As of September 30	2,150	444
Weighted average fair value (USD)	5.37	7.36

Number of shares (thousands)	Three months ended September 30
	2022	2021
As of July 1	1,672	475
Granted during the period	962	—
Vested and released during the period	(414)	—
Forfeited during the period	(70)	—
Changes due to leavers and non-market conditions	—	(31)
As of September 30	2,150	444
Weighted average fair value (USD)	5.37	7.36

Disclosure of number and reconciliation of share options

Number of shares
Original Option Strike Price		New Option Strike Price		Vesting Period				Total
				2/15/2022	8/15/2022	8/15/2023	8/15/2024
US$	8.50	US$	6.42	335,155	111,718	223,437	223,437	893,747
US$	10.50	US$	8.42	283,594	94,531	189,063	189,063	756,251
US$	12.50	US$	10.42	232,031	77,344	154,688	154,688	618,751
US$	14.50	US$	12.42	180,469	60,156	120,313	120,313	481,251
Total				1,031,249	343,749	687,501	687,501	2,750,000
Reconciliation of the outstanding SOPs

	Six months ended September 30
	2022		2021
	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)
As of April 1	10.98	7,980	10.98	8,457
Forfeited during the period	11.00	(18)	—	—
Changes due to leavers and non-market conditions	—	—	10.98	(111)
As of September 30	10.26	7,962	10.98	8,346
Vested and exercisable as of September 30	10.92	1,147	—	—

	Three months ended September 30
	2022		2021
	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)
As of July 1	10.26	7,980	10.98	8,457
Forfeited during the period	11.00	(18)	—	—
Changes due to leavers and non-market conditions	—	—	10.98	(111)
As of September 30	10.26	7,962	10.98	8,346
Vested and exercisable during the period	11.00	916	—	—
The fair value of the SOP plans is calculated using a binomial option pricing model. The model inputs were:

Disclosure of expenses from equity-settled share-based payment transactions

(EUR thousand)	Vested in September, 2022	Future periods	Total
RSA 2020	56	88	144
RSA 2021	45	98	143
RSAe 2021	175	260	435
SOP 2020	1,075	279	1,354
Total	1,351	725	2,076

Disclosure of indirect measurement of fair value of share options granted during period	The fair value of the SOP plans is calculated using a binomial option pricing model. The model inputs were:

	2019 SOP
Fair value at grant date (USD)	1.59	1.59
Share price at grant date (USD)	10.59	10.59
Vesting date	24/6/2022	23/6/2024
Exercise price (USD)	10.59	10.59
Expected volatility	25%	25%
Risk free interest rate	1.91%	1.91%

	2020 SOP
Fair value at grant date (USD)	1.54	1.54	1.52	1.49	0.96	0.96	0.96	0.95
Share price at grant date (USD)	8.64	8.64	8.64	8.64	8.64	8.64	8.64	8.64
Vesting date	5/3/2022	5/9/2022	5/9/2023	5/9/2024	5/3/2022	5/9/2022	5/9/2023	5/9/2024
Exercise price (USD)	8.50	8.50	8.50	8.50	10.50	10.50	10.50	10.50
Expected volatility	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%
Risk free interest rate	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%

	2020 SOP
Fair value at grant date (USD)	0.61	0.61	0.61	0.61	0.39	0.39	0.39	0.39
Share price at grant date (USD)	8.64	8.64	8.64	8.64	8.64	8.64	8.64	8.64
Vesting date	5/3/2022	5/9/2022	5/9/2023	5/9/2024	5/3/2022	5/9/2022	5/9/2023	5/9/2024
Exercise price (USD)	12.50	12.50	12.50	12.50	14.50	14.50	14.50	14.50
Expected volatility	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%
Risk free interest rate	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%